RELATED PARTIES	12 Months Ended
Dec. 31, 2025
Related party transactions [abstract]
RELATED PARTIES	RELATED PARTIES
Related parties as defined by IAS 24 are natural persons or companies that can be influenced by Kyivstar Group Ltd., that can exert an influence on Kyivstar Group Ltd. or that are under the influence of another related party of Kyivstar Group. Transactions with related parties were conducted at arm’s length.
The immediate parent and ultimate controlling shareholder of the Company are, respectively, VEON Amsterdam B.V. and VEON Ltd.

LLC "Ukraine Tower Company," VEON Group Holding Company Ltd., LLC "VEON Wholesale Services B.V." and LLC "VimpelCom Global Services Ukraine" and other fellow subsidiaries of VEON Group are entities under common control with the Company, as they are controlled by the same ultimate controlling shareholder.

The following table provides the total amount of transactions that have been entered into with related parties and their affiliates for the years ended December 31:

	2025			2024			2023
	Ultimate and Immediate parent	Entities under common control	Key Management Personnel	Ultimate and Immediate parent	Entities under common control	Key Management Personnel	Ultimate and Immediate parent	Entities under common control	Key Management Personnel
Cost of services, equipment and accessories	—	(11)	—	—	(7)	—	—	(6)	—
Selling, general and administrative expenses	—	—	(10)	—	—	(8)	—	—	(7)
Finance costs	(3)	(42)	—	(1)	(35)	—	—	(34)	—
Depreciation charge of right-of-use asset	—	(34)	—	—	(27)	—	—	(27)	—
Impairment, net	—	(1)	—	—	—	—	—	—	—
Other operating income	—	3	—	—	1	—	—	1	—
Other operating expenses	—	(10)	—	(21)	(1)	—	(8)	(2)	—
Other income	—	—	—	—	22	—	—	21	—
Total	(3)	(95)	(10)	(22)	(47)	(8)	(8)	(47)	(7)
The following table provides the total balance of accounts with related parties and their affiliates as of December 31:

	2025		2024		2023
	Ultimate and Immediate parent	Entities under common control	Ultimate and Immediate parent	Entities under common control	Ultimate and Immediate parent	Entities under common control
Right-of-use assets - LLC "Ukraine Tower Company"	—	214	—	169	—	167
Trade and other receivables - LLC “Ukraine Tower Company”	—	1	—	—	—	11
Financial assets - VEON Amsterdam B.V.	—	—	363	—	343	—
Indemnity receivable from VEON Amsterdam B.V.	40	—	—	—	—	—
Other receivables from VEON Amsterdam B.V.	9	—	—	—	—	—
Financial assets - VEON Ltd.	1	—	8	—	—	—
Total	50	215	371	169	343	178

Trade and other payables - LLC “Ukraine Tower Company”	—	(8)	—	(6)	—	(5)
Trade and other payables - LLC “VEON Wholesale Services B.V.”	—	—	—	—	—	(4)
Trade and other payables - VEON Ltd.	(17)	—	(8)	—	(14)	—
Trade and other payables - VEON Group Holding Company Ltd	—	(17)	—	—	—	(1)
Lease liabilities - LLC “Ukraine Tower Company”	—	(250)	—	(195)	—	(184)
Loan Note Payable - VEON Amsterdam B.V.	(57)	—	—	—	—	—
Short-term loans - LLC “VimpelCom Global Services Ukraine”	—	—	—	—	—	(4)
Other current liabilities - LLC “Ukraine Tower Company”	—	—	—	—	—	(1)
Other current liabilities - VEON Ltd.	(12)	—	—	—	—	—
Total	(86)	(275)	(8)	(201)	(14)	(199)
Transactions with related parties were on contractual terms.
Terms and conditions of transactions with related parties
Outstanding balances with related parties at the year-end are unsecured and settlement occurs in cash. Outstanding balances with related parties are interest free, except for the Loan Note Payable and lease liabilities . There have been no financial guarantees issued in favor of the Group or received to/from any related party. For the year ended December 31, 2025 and 2024, the Group has not recorded any significant impairment of receivables due from the related parties.
Revenues and trade receivables
In 2025 the Group provided to foreign telecom operators, being entities under common control with the Company's ultimate parent, interconnection, roaming and access to network services in the total amount of less than US$1 for both 2025, 2024 and 2023. The related trade receivables as of December 31, 2025 and 2024 due from entities under common control are non-interest bearing, unsecured and are settled in the normal course of business.
Reimbursable short-term loans provided
In June 2022, the Group received short-term loans from the entity under common control LLC "VimpelCom Global Services Ukraine" in the amount of US$4. As of December 31, 2023 the amount of short-term loans was US$4. The full amount was settled in 2024.
Cost of materials, traffic charges and other direct costs and trade payables
Cost of materials, traffic charges and other direct costs included access to network, roaming and interconnection services, provided by entities under common control and other related parties. Trade payables to entities under common control and other related parties comprise amounts due for access to network, roaming and interconnection services. Trade payables to related parties are non-interest bearing and are settled in the normal course of business.
Other operating expenses included consultancy fees and external personnel provided by the ultimate parent and entities under common control.
Right-of-use assets as of December 31, 2025 and 2024 relate to the sale of the passive infrastructure of sites to entities under common control in 2021 and the lease-back of those sites.
COMPENSATION TO BOARD OF DIRECTORS AND KEY MANAGEMENT PERSONNEL

The key management personnel comprise the Executive Chairman, the President, the Chief Financial Officer and the members of the Board of Directors.

Following completion of the SPAC Merger, the Group reassessed its identification of key management personnel in accordance with IAS 24. Subsequent to the SPAC Merger, key management personnel of the Group comprise the Executive Chairman, the President, the Chief Financial Officer, and the members of the Board of Directors. Prior to the Merger, Kyivstar Holdings B.V. and JSC Kyivstar operated as part of the Wider VEON Group, with operations managed by the Wider VEON Group Executive Committee (GEC), which included the Group Chief Executive Officer, Group Chief Financial Officer, and Group General Counsel. Consequently, during 2024 and 2023, the Group identified key management personnel as comprising the Wider VEON Group's GEC members, together with JSC Kyivstar's Chief Executive Officer and Chief Financial Officer, and disclosed their compensation accordingly.

The following table sets forth the total compensation to key management personnel ("KMP") of the Company, as defined by IAS 24, Related Party Disclosures:

	2025	2024	2023
Short-term benefits	10	8	7
Total compensation to key management personnel	10	8	7

Under the Company’s bye-laws, the Board of Directors of the Company established a Remuneration Committee, which has the overall responsibility for approving and evaluating the compensation and benefit plans, policies and programs of the Company’s directors, officers and employees and for supervising the administration of the Company’s equity incentive plans and other compensation and incentive programs.